UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	07/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Citizensselect Prime Money Market Fund
July 31, 2007 (Unaudited)

Negotiable Bank Certificates Of Deposit--16.7%	Principal Amount ($)	Value ($)

Barclays Bank PLC (Yankee)
5.31%, 10/17/07	30,000,000	30,000,000
Credit Agricole (London)
5.31%, 10/12/07	25,000,000	25,000,000
Credit Suisse (Yankee)
5.33%, 12/5/07	25,000,000	25,000,000
DEPFA BANK PLC (Yankee)
5.32%, 10/19/07	25,000,000 a	25,000,000
HSH Nordbank AG (Yankee)
5.31%, 11/16/07	35,000,000 a	35,000,000
Northern Rock PLC (London)
5.33%, 10/19/07	25,000,000	25,000,000
Total Negotiable Bank Certificates Of Deposit
(cost $165,000,000)		165,000,000
Commercial Paper--55.6%

Bank of America Corp.
5.32%, 9/25/07	30,000,000	29,759,375
Bank of Ireland
5.31%, 9/4/07	25,000,000 a	24,876,278
Beethoven Funding Corp.
5.33%, 10/4/07	25,000,000 a	24,766,222
BNP Paribas
5.34%, 8/1/07	35,000,000	35,000,000
CHARTA LLC
5.32%, 10/12/07	25,000,000 a	24,737,500
Citigroup Funding Inc.
5.32% - 5.36%, 8/29/07 - 10/19/07	40,000,000	39,724,476
Commerzbank U.S. Finance Inc.
5.32%, 10/26/07	25,000,000	24,689,444
Danske Corp., Delaware
5.31%, 10/12/07	15,000,000	14,845,050
FCAR Owner Trust, Ser. I
5.32% - 5.33%, 8/20/07 - 10/15/07	50,000,000	49,656,771
Gemini Securitization Corp., LLC
5.33%, 9/18/07	30,000,000 a	29,789,600
General Electric Capital Services Inc.
5.33%, 12/3/07	25,000,000	24,553,083
Govco Inc.
5.31%, 9/12/07	25,000,000 a	24,847,167
Harrier Finance Funding Ltd.
5.33%, 9/21/07	30,000,000 a	29,776,450
HVB U.S. Finance Inc.
5.32%, 8/7/07	30,000,000 a	29,973,750
Prudential Funding LLC
5.32%, 8/1/07	35,000,000	35,000,000
Ranger Funding Company, LLC

5.30%, 8/1/07	25,000,000 a	25,000,000
Sigma Finance Inc.
5.33%, 10/10/07	25,000,000 a	24,744,305
Societe Generale N.A. Inc.
5.32%, 11/13/07	25,000,000	24,622,639
Swedbank (ForeningsSparbanken AB)
5.31%, 11/15/07	35,000,000	34,467,203
Total Commercial Paper
(cost $550,829,313)		550,829,313
Corporate Notes--18.4%

Commonwealth Bank of Australia
5.32%, 8/24/07	15,000,000 b	15,000,000
Cullinan Finance Ltd.
5.32%, 9/20/07	25,000,000 a,b	24,999,651
General Electric Capital Corp.
5.30%, 8/24/07	25,000,000 b	25,000,000
K2 (USA) LLC
5.33%, 10/1/07	20,000,000 a,b	19,999,665
Lehman Brothers Holdings Inc.
5.50%, 8/1/07	11,000,000 b	11,005,565
Morgan Stanley
5.49%, 10/18/07	21,000,000 b	21,014,650
Rabobank Nederland
5.32%, 8/16/07	25,000,000 b	25,000,000
Societe Generale
5.31%, 8/3/07	15,000,000 b	15,000,000
Svenska Handelsbanken
5.29%, 8/21/07	10,000,000 b	10,000,000
Wells Fargo & Co.
5.33%, 8/4/07	15,000,000 b	15,000,000
Total Corporate Notes
(cost $182,019,531)		182,019,531
Time Deposits--6.0%

Manufacturers & Traders Trust Company (Grand Cayman)
5.35%, 8/1/07	30,000,000	30,000,000
U.S Bank N.A (Grand Cayman)
5.29%, 8/1/07	29,000,000	29,000,000
Total Time Deposits
(cost $59,000,000)		59,000,000
Repurchase Agreements--3.5%

Merrill Lynch & Co. Inc.
5.34%, dated 7/31/07, due 8/1/07 in the amount of
$35,005,192 (fully collateralized by $60,110,000
Corporate Bonds, 4.30%, due 9/25/34, value
$36,051,280)
(cost $35,000,000)	35,000,000	35,000,000
Total Investments (cost $991,848,844)	100.2%	991,848,844
Liabilities, Less Cash and Receivables	(.2%)	(2,187,403)
Net Assets	100.0%	989,661,441
a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to $343,510,588 or 34.7% of net assets.

b Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Citizensselect Treasury Money Market Fund
July 31, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--89.1%	of Purchase (%)	Amount ($)	Value ($)

8/2/07	4.64	209,633,000	209,606,090
8/9/07	4.41	192,190,000	192,002,923
8/23/07	4.72	71,851,000	71,644,643
10/4/07	4.84	250,000,000	247,875,555
10/11/07	5.00	170,000,000	168,365,126
10/25/07	4.93	75,000,000	74,138,490
11/29/07	4.81	75,000,000	73,825,000
Total U.S. Treasury Bills
(cost $1,037,457,827)			1,037,457,827

U.S. Treasury Notes--11.1%

8/15/07	4.81	55,000,000	54,955,503
10/1/07	4.70	75,000,000	74,894,097
Total U.S. Treasury Notes
(cost $129,849,600)			129,849,600
Total Investments (cost $1,167,307,427)		100.2%	1,167,307,427
Liabilities, Less Cash and Receivables		(.2%)	(2,502,272)
Net Assets		100.0%	1,164,805,155

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)